Supplementary Balance Sheet Information	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure Text Block Supplement [Abstract]
Supplementary Balance Sheet Information
Note 5. Supplementary Balance Sheet Information
Inventories
Inventories consists of the following (in thousands):

	September 30, 2024	December 31, 2023
Finished goods	$—	$16
Work in progress	937	1,542
Raw materials	7,469	4,964

Total inventories	$8,406	$6,522

Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consists of the following (in thousands):

	September 30, 2024	December 31, 2023
Deferred offering costs	$4,532	$1,491
Software licenses and maintenance	486	311
Advances paid to contract manufacturer	140	144
Other receivables	17	441
Prepaid subscriptions	130	83
Other	776	366

Total prepaid expenses and other current assets	$6,081	$2,836

Property and Equipment, Net
Property and equipment, net, consists of the following (in thousands):

	September 30, 2024	December 31, 2023
Computer equipment	$13,350	$13,108
Software	5,893	4,984
Furniture and fixtures	346	346
Leasehold improvements	1,416	1,594
Vehicles	26	26

	21,031	20,058
Less: Accumulated depreciation	(18,999)	(18,503)

Total property and equipment, net	$2,032	$1,555

During the three and nine months ended September 30, 2024 and 2023, depreciation and amortization expense of property and equipment was $0.3 million and $0.7 million, respectively, and $0.7 million and $1.7 million, respectively.

Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consists of the following (in thousands):

	September 30, 2024	December 31, 2023
Accrued inventory purchases	$2,533	$3,813
Professional fees	1,838	2,617
Deferred Revenue	1,727	733
Other	826	301

Total accrued and other current liabilities	$6,924	$7,464

Accrued Loss on Purchase Commitments
As of September 30, 2024 and December 31, 2023, accrued loss on purchase commitments were $1.4 million and $3.6 million, respectively (see Note 12).
Accrued Compensation
Accrued compensation consists of the following (in thousands):

	September 30, 2024	December 31, 2023
Vacation	$1,457	$804
Employee benefits	1,039	724
401K payable	553	215
Salaries and Wages	201	113
Other	76	82

Total accrued compensation	$3,326	$1,938

Note 5. Supplementary Balance Sheet Information
Inventories
Inventories consists of the following as of December 31, 2023 and 2022 (in thousands):

	2023	2022
Finished goods	$16	$33
Work in progress	1,542	874
Raw materials	4,964	3,429

Total inventories	$6,522	$4,336

Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consists of the following as of December 31, 2023 and 2022 (in thousands):

	2023	2022
Deferred offering costs	$1,491	$—
Software licenses and maintenance	311	622
Advances paid to contract manufacturer	144	200
Other receivables	441	210
Prepaid subscriptions	83	137
Other	366	343

Total prepaid expenses and other current assets	$2,836	$1,512

Property and Equipment, Net
Property and equipment, net, consists of the following as of December 31, 2023 and 2022 (in thousands):

	2023	2022
Computer equipment	$13,108	$12,936
Software	4,984	4,984
Furniture and fixtures	346	346
Leasehold improvements	1,594	1,606
Vehicles	26	26

	20,058	19,898
Less: Accumulated depreciation	(18,503)	(16,523)

Total property and equipment, net	$1,555	$3,375

In 2023 and 2022, depreciation and amortization expense of property and equipment was $2.0 million and $2.8 million, respectively.

Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consists of the following as of December 31, 2023 and 2022 (in thousands):

	For the years ended December 31,
	2023	2022
Accrued inventory purchases	$3,813	$972
Professional fees	$2,617	$516
Deferred Revenue	733	730
Other	301	456

Total accrued and other current liabilities	$7,464	$2,674

Accrued Loss on Purchase Commitments
As of December 31, 2023 and 2022, accrued loss on purchase commitments were $3.6 million and $5.4 million, respectively (see Note 13).
Accrued Compensation
Accrued compensation consists of the following as of December 31, 2023 and 2022 (in thousands):

	2023	2022
Vacation	$804	$789
Employee benefits	724	704
401K payable	215	189
Salaries and Wages	113	129
Other	82	93

Total accrued compensation	$1,938	$1,904

Other Liabilities
Other liabilities consists of the following as of December 31, 2023 and 2022 (in thousands):

	2023	2022
Deferred revenue	$367	$1,100
Other	24	24

Total liabilities	$391	$1,124